Quarterly Schedules of
Portfolio Holdings
January 31, 2020
Target Retirement Funds

Institutional Class
Harbor Target Retirement Income Fund	HARAX
Harbor Target Retirement 2020 Fund	HARJX
Harbor Target Retirement 2025 Fund	HARMX
Harbor Target Retirement 2030 Fund	HARPX
Harbor Target Retirement 2035 Fund	HARUX
Harbor Target Retirement 2040 Fund	HARYX
Harbor Target Retirement 2045 Fund	HACCX
Harbor Target Retirement 2050 Fund	HAFFX
Harbor Target Retirement 2055 Fund	HATRX
Harbor Target Retirement 2060 Fund	HATDX

Harbor Target Retirement Income Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—19.6%
Shares		Value
3,346	Harbor Capital Appreciation Fund	$264
45,582	Harbor Diversified International All Cap Fund	512
7,068	Harbor Global Leaders Fund	221
13,240	Harbor International Fund	514
30,792	Harbor International Growth Fund	507
36,030	Harbor Large Cap Value Fund	618
27,740	Harbor Mid Cap Growth Fund	270
19,387	Harbor Mid Cap Value Fund	394
17,188	Harbor Small Cap Growth Fund	243
8,536	Harbor Small Cap Value Fund	290
11,205	Harbor Strategic Growth Fund	262
TOTAL EQUITY FUNDS
(Cost $3,915)		4,095

FIXED INCOME FUNDS—70.4%
Shares		Value
463,177	Harbor Bond Fund	$5,544
519,117	Harbor Core Bond Fund	5,539
221,762	Harbor High-Yield Bond Fund	2,195
148,936	Harbor High-Yield Opportunities Fund	1,464
TOTAL FIXED INCOME FUNDS
(Cost $14,426)		14,742

MONEY MARKET FUND—10.0%
(Cost $2,103)
2,102,522	Harbor Money Market Fund	2,103
TOTAL INVESTMENTS—100.0%
(Cost $20,444)		20,940
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		1
TOTAL NET ASSETS—100.0%		$20,941

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through January 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$4,582	$1,132	$(200)	$27	$3	$69	$—
Harbor Capital Appreciation Fund	221	71	(40)	9	3	—	22
Harbor Core Bond Fund	4,581	1,141	(201)	7	11	57	28
Harbor Diversified International All Cap Fund	438	106	(35)	(2)	5	1	—
Harbor Global Leaders Fund	187	53	(23)	(4)	8	1	12
Harbor High-Yield Bond Fund	1,826	448	(83)	3	1	33	—
Harbor High-Yield Opportunities Fund	1,217	294	(56)	9	—	21	—
Harbor International Fund	438	113	(32)	12	(17)	16	—
Harbor International Growth Fund	439	104	(47)	1	10	10	—
Harbor Large Cap Value Fund	524	116	(53)	15	16	3	—
Harbor Mid Cap Growth Fund	227	106	(37)	(24)	(2)	—	52
Harbor Mid Cap Value Fund	340	89	(24)	(10)	(1)	10	3
Harbor Money Market Fund	1,746	427	(70)	—	—	—	7
Harbor Small Cap Growth Fund	204	51	(30)	19	(1)	—	9
Harbor Small Cap Value Fund	249	58	(21)	2	2	1	3
Harbor Strategic Growth Fund	222	54	(26)	8	4	1	4
Total	$17,441	$4,363	$(978)	$72	$42	$223	$140
The accompanying notes are an integral part of the Portfolios of Investments..

Harbor Target Retirement 2020 Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—29.0%
Shares		Value
5,914	Harbor Capital Appreciation Fund	$468
82,317	Harbor Diversified International All Cap Fund	924
11,984	Harbor Global Leaders Fund	375
23,921	Harbor International Fund	928
55,623	Harbor International Growth Fund	917
63,563	Harbor Large Cap Value Fund	1,090
51,156	Harbor Mid Cap Growth Fund	497
34,950	Harbor Mid Cap Value Fund	709
32,006	Harbor Small Cap Growth Fund	452
15,699	Harbor Small Cap Value Fund	534
19,860	Harbor Strategic Growth Fund	465
TOTAL EQUITY FUNDS
(Cost $6,890)		7,359

FIXED INCOME FUNDS—64.0%
483,882	Harbor Bond Fund	5,792
FIXED INCOME FUNDS—Continued
Shares		Value
542,051	Harbor Core Bond Fund	$5,784
283,648	Harbor High-Yield Bond Fund	2,808
190,126	Harbor High-Yield Opportunities Fund	1,869
TOTAL FIXED INCOME FUNDS
(Cost $15,827)		16,253

MONEY MARKET FUND—7.0%
(Cost $1,791)
1,790,522	Harbor Money Market Fund	1,791
TOTAL INVESTMENTS—100.0%
(Cost $24,508)		25,403
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$25,403

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through January 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$5,189	$824	$(252)	$25	$6	$69	$—
Harbor Capital Appreciation Fund	504	69	(130)	12	13	—	44
Harbor Core Bond Fund	5,187	831	(251)	5	12	57	28
Harbor Diversified International All Cap Fund	1,025	53	(164)	(11)	21	—	—
Harbor Global Leaders Fund	400	47	(81)	(20)	29	1	23
Harbor High-Yield Bond Fund	2,729	235	(163)	4	3	43	—
Harbor High-Yield Opportunities Fund	1,821	150	(114)	12	—	27	—
Harbor International Fund	1,030	63	(159)	84	(90)	33	—
Harbor International Growth Fund	1,038	41	(190)	(23)	51	19	—
Harbor Large Cap Value Fund	1,183	59	(215)	1	62	6	—
Harbor Mid Cap Growth Fund	541	137	(130)	(38)	(13)	22	106
Harbor Mid Cap Value Fund	795	66	(136)	(10)	(6)	19	5
Harbor Money Market Fund	1,712	142	(63)	—	—	—	6
Harbor Small Cap Growth Fund	495	33	(114)	43	(5)	—	17
Harbor Small Cap Value Fund	592	33	(103)	7	5	3	6
Harbor Strategic Growth Fund	502	35	(100)	9	19	2	7
Total	$24,743	$2,818	$(2,365)	$100	$107	$301	$242

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2025 Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—39.9%
Shares		Value
6,870	Harbor Capital Appreciation Fund	$543
96,468	Harbor Diversified International All Cap Fund	1,084
13,619	Harbor Global Leaders Fund	427
28,017	Harbor International Fund	1,087
65,282	Harbor International Growth Fund	1,076
73,656	Harbor Large Cap Value Fund	1,263
60,308	Harbor Mid Cap Growth Fund	586
41,082	Harbor Mid Cap Value Fund	834
37,700	Harbor Small Cap Growth Fund	532
18,552	Harbor Small Cap Value Fund	631
23,088	Harbor Strategic Growth Fund	540
TOTAL EQUITY FUNDS
(Cost $8,194)		8,603

FIXED INCOME FUNDS—60.1%
Shares		Value
351,959	Harbor Bond Fund	$4,213
394,415	Harbor Core Bond Fund	4,208
275,886	Harbor High-Yield Bond Fund	2,731
185,249	Harbor High-Yield Opportunities Fund	1,821
TOTAL FIXED INCOME FUNDS
(Cost $12,677)		12,973
TOTAL INVESTMENTS—100.0%
(Cost $20,871)		21,576
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$21,576

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through January 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$3,607	$781	$(200)	$17	$8	$49	$—
Harbor Capital Appreciation Fund	535	84	(103)	16	11	—	48
Harbor Core Bond Fund	3,607	777	(191)	5	10	40	19
Harbor Diversified International All Cap Fund	1,082	102	(108)	(6)	14	24	—
Harbor Global Leaders Fund	422	57	(61)	(13)	22	1	25
Harbor High-Yield Bond Fund	2,585	329	(189)	9	(3)	42	—
Harbor High-Yield Opportunities Fund	1,722	211	(123)	12	(1)	26	—
Harbor International Fund	1,086	113	(103)	43	(52)	36	—
Harbor International Growth Fund	1,094	92	(138)	(10)	38	21	—
Harbor Large Cap Value Fund	1,247	98	(148)	30	36	6	—
Harbor Mid Cap Growth Fund	581	162	(99)	(53)	(5)	—	119
Harbor Mid Cap Value Fund	834	114	(92)	(17)	(5)	22	6
Harbor Small Cap Growth Fund	528	54	(92)	44	(2)	—	20
Harbor Small Cap Value Fund	628	64	(72)	6	5	4	6
Harbor Strategic Growth Fund	534	51	(73)	15	13	2	8
Total	$20,092	$3,098	$(1,792)	$98	$89	$273	$251

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2030 Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—47.7%
Shares		Value
15,335	Harbor Capital Appreciation Fund	$1,212
175,799	Harbor Diversified International All Cap Fund	1,974
24,541	Harbor Global Leaders Fund	768
51,041	Harbor International Fund	1,981
118,940	Harbor International Growth Fund	1,960
133,821	Harbor Large Cap Value Fund	2,295
110,651	Harbor Mid Cap Growth Fund	1,076
74,773	Harbor Mid Cap Value Fund	1,518
69,238	Harbor Small Cap Growth Fund	978
33,916	Harbor Small Cap Value Fund	1,154
32,461	Harbor Strategic Growth Fund	759
TOTAL EQUITY FUNDS
(Cost $14,650)		15,675

FIXED INCOME FUNDS—52.3%
Shares		Value
425,772	Harbor Bond Fund	$5,096
476,903	Harbor Core Bond Fund	5,089
423,484	Harbor High-Yield Bond Fund	4,192
284,422	Harbor High-Yield Opportunities Fund	2,796
TOTAL FIXED INCOME FUNDS
(Cost $16,797)		17,173
TOTAL INVESTMENTS—100.0%
(Cost $31,447)		32,848
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$32,848

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through January 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$4,495	$642	$(72)	$28	$3	$59	$—
Harbor Capital Appreciation Fund	1,236	110	(195)	29	32	1	107
Harbor Core Bond Fund	4,494	640	(65)	16	4	48	23
Harbor Diversified International All Cap Fund	1,945	97	(79)	1	10	42	—
Harbor Global Leaders Fund	757	51	(55)	(6)	21	2	43
Harbor High-Yield Bond Fund	3,862	371	(48)	7	—	60	—
Harbor High-Yield Opportunities Fund	2,575	229	(25)	17	—	38	—
Harbor International Fund	1,947	125	(73)	18	(36)	63	—
Harbor International Growth Fund	1,969	82	(136)	1	44	37	—
Harbor Large Cap Value Fund	2,246	41	(106)	76	38	10	—
Harbor Mid Cap Growth Fund	1,068	214	(105)	(110)	9	—	209
Harbor Mid Cap Value Fund	1,491	153	(86)	(47)	7	37	11
Harbor Small Cap Growth Fund	954	44	(94)	66	8	—	34
Harbor Small Cap Value Fund	1,142	49	(55)	6	12	6	11
Harbor Strategic Growth Fund	697	49	(21)	30	4	3	10
Total	$30,878	$2,897	$(1,215)	$132	$156	$406	$448

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2035 Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—57.1%
Shares		Value
13,164	Harbor Capital Appreciation Fund	$1,041
139,612	Harbor Diversified International All Cap Fund	1,568
19,520	Harbor Global Leaders Fund	611
40,554	Harbor International Fund	1,573
94,437	Harbor International Growth Fund	1,556
106,428	Harbor Large Cap Value Fund	1,825
88,155	Harbor Mid Cap Growth Fund	857
59,411	Harbor Mid Cap Value Fund	1,206
55,456	Harbor Small Cap Growth Fund	783
26,984	Harbor Small Cap Value Fund	918
22,555	Harbor Strategic Growth Fund	528
TOTAL EQUITY FUNDS
(Cost $11,657)		12,466

FIXED INCOME FUNDS—42.9%
Shares		Value
226,988	Harbor Bond Fund	$2,717
253,906	Harbor Core Bond Fund	2,709
239,894	Harbor High-Yield Bond Fund	2,375
160,931	Harbor High-Yield Opportunities Fund	1,582
TOTAL FIXED INCOME FUNDS
(Cost $9,164)		9,383
TOTAL INVESTMENTS—100.0%
(Cost $20,821)		21,849
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$21,849

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through January 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$2,310	$397	$(8)	$17	$1	$31	$—
Harbor Capital Appreciation Fund	989	111	(109)	21	29	1	87
Harbor Core Bond Fund	2,308	397	(6)	10	—	25	12
Harbor Diversified International All Cap Fund	1,507	100	(46)	1	6	33	—
Harbor Global Leaders Fund	583	50	(34)	(2)	14	2	34
Harbor High-Yield Bond Fund	2,052	322	(2)	3	—	32	—
Harbor High-Yield Opportunities Fund	1,368	207	(1)	8	—	20	—
Harbor International Fund	1,507	127	(45)	5	(21)	49	—
Harbor International Growth Fund	1,512	68	(59)	16	19	29	—
Harbor Large Cap Value Fund	1,731	80	(74)	64	24	8	—
Harbor Mid Cap Growth Fund	810	194	(68)	(85)	6	—	163
Harbor Mid Cap Value Fund	1,153	130	(44)	(36)	3	29	8
Harbor Small Cap Growth Fund	738	40	(52)	51	6	—	27
Harbor Small Cap Value Fund	880	55	(30)	5	8	5	9
Harbor Strategic Growth Fund	496	23	(17)	22	4	2	7
Total	$19,944	$2,301	$(595)	$100	$99	$266	$347

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2040 Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—67.2%
Shares		Value
21,147	Harbor Capital Appreciation Fund	$1,672
222,265	Harbor Diversified International All Cap Fund	2,496
31,455	Harbor Global Leaders Fund	985
64,572	Harbor International Fund	2,505
150,343	Harbor International Growth Fund	2,478
169,965	Harbor Large Cap Value Fund	2,915
139,319	Harbor Mid Cap Growth Fund	1,354
94,452	Harbor Mid Cap Value Fund	1,917
87,412	Harbor Small Cap Growth Fund	1,234
42,763	Harbor Small Cap Value Fund	1,455
35,442	Harbor Strategic Growth Fund	829
TOTAL EQUITY FUNDS
(Cost $18,355)		19,840

FIXED INCOME FUNDS—32.8%
Shares		Value
239,970	Harbor Bond Fund	$2,873
268,588	Harbor Core Bond Fund	2,866
240,329	Harbor High-Yield Bond Fund	2,379
160,539	Harbor High-Yield Opportunities Fund	1,578
TOTAL FIXED INCOME FUNDS
(Cost $9,433)		9,696
TOTAL INVESTMENTS—100.0%
(Cost $27,788)		29,536
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$29,536

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through January 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$2,495	$438	$(78)	$15	$3	$32	$—
Harbor Capital Appreciation Fund	1,641	191	(240)	18	62	1	140
Harbor Core Bond Fund	2,492	437	(74)	7	4	27	13
Harbor Diversified International All Cap Fund	2,509	134	(160)	(6)	19	53	—
Harbor Global Leaders Fund	973	90	(98)	(12)	32	2	54
Harbor High-Yield Bond Fund	2,040	391	(55)	3	—	32	—
Harbor High-Yield Opportunities Fund	1,354	252	(36)	8	—	20	—
Harbor International Fund	2,520	169	(162)	72	(94)	78	—
Harbor International Growth Fund	2,539	105	(223)	(2)	59	46	—
Harbor Large Cap Value Fund	2,889	108	(225)	62	81	13	—
Harbor Mid Cap Growth Fund	1,344	320	(185)	(155)	30	—	260
Harbor Mid Cap Value Fund	1,939	197	(170)	(54)	5	47	13
Harbor Small Cap Growth Fund	1,222	57	(137)	59	33	—	43
Harbor Small Cap Value Fund	1,459	84	(110)	(2)	24	8	14
Harbor Strategic Growth Fund	820	44	(76)	30	11	3	11
Total	$28,236	$3,017	$(2,029)	$43	$269	$362	$548
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2045 Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—72.8%
Shares		Value
12,469	Harbor Capital Appreciation Fund	$986
131,271	Harbor Diversified International All Cap Fund	1,474
18,843	Harbor Global Leaders Fund	590
38,026	Harbor International Fund	1,475
89,114	Harbor International Growth Fund	1,469
100,554	Harbor Large Cap Value Fund	1,725
80,900	Harbor Mid Cap Growth Fund	786
56,075	Harbor Mid Cap Value Fund	1,138
50,478	Harbor Small Cap Growth Fund	713
25,052	Harbor Small Cap Value Fund	852
20,925	Harbor Strategic Growth Fund	490
TOTAL EQUITY FUNDS
(Cost $11,138)		11,698

FIXED INCOME FUNDS—27.2%
Shares		Value
135,350	Harbor Bond Fund	$1,620
89,529	Harbor Core Bond Fund	955
108,923	Harbor High-Yield Bond Fund	1,078
72,598	Harbor High-Yield Opportunities Fund	714
TOTAL FIXED INCOME FUNDS
(Cost $4,241)		4,367
TOTAL INVESTMENTS—100.0%
(Cost $15,379)		16,065
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$16,065

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through January 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$1,512	$192	$(94)	$7	$3	$20	$—
Harbor Capital Appreciation Fund	928	100	(87)	26	19	1	—
Harbor Core Bond Fund	756	225	(30)	2	2	8	4
Harbor Diversified International All Cap Fund	1,399	91	(22)	3	3	31	32
Harbor Global Leaders Fund	560	56	(38)	(2)	14	1	—
Harbor High-Yield Bond Fund	956	146	(26)	3	(1)	15	—
Harbor High-Yield Opportunities Fund	633	92	(15)	4	—	9	—
Harbor International Fund	1,404	109	(23)	(3)	(12)	46	—
Harbor International Growth Fund	1,415	66	(43)	19	12	27	81
Harbor Large Cap Value Fund	1,631	76	(65)	61	22	8	148
Harbor Mid Cap Growth Fund	746	179	(66)	(77)	4	—	8
Harbor Mid Cap Value Fund	1,082	121	(34)	(33)	2	27	24
Harbor Small Cap Growth Fund	675	38	(52)	47	5	—	8
Harbor Small Cap Value Fund	810	54	(24)	7	5	4	7
Harbor Strategic Growth Fund	463	27	(24)	20	4	2	—
Total	$14,970	$1,572	$(643)	$84	$82	$199	$312

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2050 Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—81.6%
Shares		Value
23,671	Harbor Capital Appreciation Fund	$1,871
246,887	Harbor Diversified International All Cap Fund	2,773
36,029	Harbor Global Leaders Fund	1,128
71,684	Harbor International Fund	2,781
167,155	Harbor International Growth Fund	2,755
190,920	Harbor Large Cap Value Fund	3,274
152,675	Harbor Mid Cap Growth Fund	1,484
105,253	Harbor Mid Cap Value Fund	2,137
95,378	Harbor Small Cap Growth Fund	1,347
47,091	Harbor Small Cap Value Fund	1,602
39,648	Harbor Strategic Growth Fund	927
TOTAL EQUITY FUNDS
(Cost $20,227)		22,079

FIXED INCOME FUNDS—18.4%
Shares		Value
156,987	Harbor Bond Fund	$1,879
87,822	Harbor Core Bond Fund	937
221,553	Harbor High-Yield Opportunities Fund	2,178
TOTAL FIXED INCOME FUNDS
(Cost $4,857)		4,994
TOTAL INVESTMENTS—100.0%
(Cost $25,084)		27,073
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$27,073

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through January 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$1,497	$384	$(14)	$12	$—	$20	$—
Harbor Capital Appreciation Fund	1,809	179	(205)	34	54	1	157
Harbor Core Bond Fund	748	191	(6)	4	—	8	4
Harbor Diversified International All Cap Fund	2,724	139	(105)	1	14	59	—
Harbor Global Leaders Fund	1,102	89	(86)	(5)	28	3	62
Harbor High-Yield Opportunities Fund	1,827	347	(7)	11	—	27	—
Harbor International Fund	2,728	177	(99)	20	(45)	88	—
Harbor International Growth Fund	2,738	116	(163)	18	46	52	—
Harbor Large Cap Value Fund	3,186	79	(152)	99	62	15	—
Harbor Mid Cap Growth Fund	1,443	331	(152)	(171)	33	—	285
Harbor Mid Cap Value Fund	2,107	179	(94)	(70)	15	52	15
Harbor Small Cap Growth Fund	1,306	55	(114)	78	22	—	47
Harbor Small Cap Value Fund	1,573	70	(65)	7	17	8	15
Harbor Strategic Growth Fund	904	36	(60)	37	10	4	13
Total	$25,692	$2,372	$(1,322)	$75	$256	$337	$598

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2055 Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—91.0%
Shares		Value
6,783	Harbor Capital Appreciation Fund	$536
70,889	Harbor Diversified International All Cap Fund	796
10,464	Harbor Global Leaders Fund	328
20,538	Harbor International Fund	797
48,187	Harbor International Growth Fund	794
54,886	Harbor Large Cap Value Fund	941
43,325	Harbor Mid Cap Growth Fund	421
30,367	Harbor Mid Cap Value Fund	617
27,007	Harbor Small Cap Growth Fund	381
13,473	Harbor Small Cap Value Fund	459
11,374	Harbor Strategic Growth Fund	266
TOTAL EQUITY FUNDS
(Cost $6,155)		6,336

FIXED INCOME FUNDS—9.0%
Shares		Value
28,783	Harbor Bond Fund	$344
28,369	Harbor High-Yield Opportunities Fund	279
TOTAL FIXED INCOME FUNDS
(Cost $608)		623
TOTAL INVESTMENTS—100.0%
(Cost $6,763)		6,959
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$6,959

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through January 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$239	$113	$(11)	$2	$1	$3	$—
Harbor Capital Appreciation Fund	483	75	(46)	19	5	—	43
Harbor Diversified International All Cap Fund	724	107	(37)	(2)	4	16	—
Harbor Global Leaders Fund	299	43	(20)	(1)	7	1	17
Harbor High-Yield Opportunities Fund	194	90	(6)	1	—	3	—
Harbor International Fund	724	114	(33)	13	(21)	24	—
Harbor International Growth Fund	730	90	(42)	5	11	14	—
Harbor Large Cap Value Fund	851	94	(47)	31	12	4	—
Harbor Mid Cap Growth Fund	382	107	(29)	(38)	(1)	—	78
Harbor Mid Cap Value Fund	557	107	(30)	(15)	(2)	15	4
Harbor Small Cap Growth Fund	343	35	(24)	26	1	—	13
Harbor Small Cap Value Fund	415	58	(20)	4	2	2	4
Harbor Strategic Growth Fund	242	27	(15)	10	2	1	4
Total	$6,183	$1,060	$(360)	$55	$21	$83	$163

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2060 Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—93.5%
Shares		Value
106	Harbor Capital Appreciation Fund	$8
1,116	Harbor Diversified International All Cap Fund	13
165	Harbor Global Leaders Fund	5
323	Harbor International Fund	13
760	Harbor International Growth Fund	12
862	Harbor Large Cap Value Fund	15
677	Harbor Mid Cap Growth Fund	7
479	Harbor Mid Cap Value Fund	10
422	Harbor Small Cap Growth Fund	6
212	Harbor Small Cap Value Fund	7
179	Harbor Strategic Growth Fund	4
TOTAL EQUITY FUNDS
(Cost $101)		100

FIXED INCOME FUNDS—6.5%
Shares		Value
344	Harbor Bond Fund	$4
343	Harbor High-Yield Opportunities Fund	3
TOTAL FIXED INCOME FUNDS
(Cost $7)		7
TOTAL INVESTMENTS—100.0%
(Cost $108)		107
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$107

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2019 through January 31, 2020.
Underlying Funds	Beginning Balance as of 11/01/2019 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$—	$4	$—	$—	$—	$—	$—
Harbor Capital Appreciation Fund	—	8	—	—	—	—	1
Harbor Diversified International All Cap Fund	—	13	—	—	—	—	—
Harbor Global Leaders Fund	—	5	—	—	—	—	—
Harbor High-Yield Opportunities Fund	—	3	—	—	—	—	—
Harbor International Fund	—	13	—	—	—	1	—
Harbor International Growth Fund	—	13	(1)	—	—	—	—
Harbor Large Cap Value Fund	—	16	(1)	—	—	—	—
Harbor Mid Cap Growth Fund	—	8	(1)	—	—	—	1
Harbor Mid Cap Value Fund	—	10	—	—	—	—	—
Harbor Small Cap Growth Fund	—	6	—	—	—	—	—
Harbor Small Cap Value Fund	—	7	—	—	—	—	—
Harbor Strategic Growth Fund	—	4	—	—	—	—	—
Total	$—	$110	$(3)	$—	$—	$1	$2

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement Funds
Notes to Portfolios of Investments—January 31, 2020 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2020, the Trust consists of 38 separate portfolios. The portfolios covered by this report are: Harbor Target Retirement Income Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund, Harbor Target Retirement 2055 Fund, and Harbor Target Retirement 2060 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”).  The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.
Note 2—Significant Accounting Policies
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable. At January 31, 2020, all investments held by each Fund (as disclosed in the Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2020 or October 31, 2019.
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the Target Retirement Funds’ prospectus and statement of additional information, as well as the prospectus of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Douglas J. Skinner
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.TR.0120